UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                               FORM N-CSRS

          CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                           INVESTMENT COMPANIES


Investment Company Act file number 811-03534

Name of Fund:  Merrill Lynch U.S.A. Government Reserves

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S.A. Government Reserves, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/07

Date of reporting period: 09/01/06 - 02/28/07

Item 1 - Report to Stockholders



Semi-Annual Report (Unaudited)
February 28, 2007


Merrill Lynch
U.S.A. Government
Reserves


This report is transmitted to shareholders only. It is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Past performance results shown in this report should not be considered a representation of future performance, which will fluctuate. Statements and other information herein are as dated and are subject to change.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling toll-free 1-800-441-7762; (2) at www.blackrock.com; and (3) on the Securities and Exchange Commission's Web site at http://www.sec.gov. Information about how the Fund voted proxies relating to securities held in the Fund's portfolio during the most recent 12-month period ended June 30 is available (1) at www.blackrock.com and (2) on the Securities and Exchange Commission's Web site at http://www.sec.gov.


Merrill Lynch U.S.A. Government Reserves
P.O. Box 9011
Princeton, NJ 08543-9011


(GO PAPERLESS... logo)
It's Fast, Convenient, & Timely!



Merrill Lynch U.S.A. Government Reserves


Portfolio Composition as a Percent of Net Assets


                                                     As of
                                             2/28/07        8/31/06

Repurchase Agreements                         100.5%          88.2%
U.S. Government Obligations                    --             12.4
Liabilities in Excess of Other Assets          (0.5)          (0.6)
                                              ------         ------
Total                                         100.0%         100.0%
                                              ======         ======



Officers and Trustees


Robert C. Doll, Jr., President and Trustee
Donald W. Burton, Trustee
John Francis O'Brien, Trustee
David H. Walsh, Trustee
Fred G. Weiss, Trustee
Donald C. Burke, Vice President and Treasurer
John Ng, Vice President
Jeffrey Hiller, Fund Chief Compliance Officer
Alice A. Pellegrino, Secretary


Custodian
The Bank of New York
100 Church Street
New York, NY 10286


Transfer Agent
Financial Data Services
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484


Effective April 13, 2007, Jeffrey Hiller resigned his position as Chief Compliance Officer of the Fund. Also effective April 13, 2007, Karen Clark was appointed Chief Compliance Officer of the Fund. Ms. Clark has been a Managing Director of BlackRock, Inc. since 2007. She was a Director thereof from 2005 to 2007. Prior to that, Ms. Clark was a principal and senior compliance officer at State Street Global Advisors from 2001 to 2005. Ms. Clark was a principal consultant with PricewaterhouseCoopers, LLP from 1998 to 2001. From 1993 to 1998, Ms. Clark was Branch Chief, Division of Investment Management and Office of Compliance Examinations, with the U.S. Securities and Exchange Commission.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



A Letter to Shareholders


Dear Shareholder

The new year began on a positive note for most financial markets, continuing the momentum from the fourth quarter of 2006. At the end of February, however, global equity markets registered their first significant decline since last summer. The market jitters were triggered by a significant setback in the Chinese market and were exacerbated by several concerns, notably a weakening economy, some disappointing corporate earnings announcements, geopolitical concerns related to Iran's nuclear program and increasing delinquencies in the subprime mortgage market. Despite the recent spate of volatility, underlying stock market fundamentals appear quite sound, supported by a generally good global economic backdrop, tame inflation, relatively low interest rates and attractive valuations.

Not unlike the equity market, the bond market also has seen volatility recently as observers have attempted to interpret mixed economic signals. A bond market rally late last year reversed early in 2007 as the economic data strengthened. Prices improved (and yields fell) again in February as equities struggled. Notably, the Treasury curve remained inverted for much of 2006 and into 2007. The 30-year Treasury yield stood at 4.68% on February 28, 2007, while the one-month Treasury offered the highest yield on the curve at 5.24%.

For its part, the Federal Reserve Board (the Fed) has left the target short-term interest rate on hold at 5.25% since first pausing on August 8, 2006. Although the central bankers continue to express concern about potential inflationary pressures, they also have made reference to signs of economic weakness in their public statements. Most observers expect the Fed to keep interest rates on hold for now, but acknowledge that the combination of a mild economic slowdown and moderating inflation could prompt an interest rate cut later in 2007.

Notwithstanding the volatility along the way, most major market indexes managed to post positive returns for the annual and semi-annual reporting periods ended February 28, 2007:



Total Returns as of February 28, 2007                                      6-month       12-month
U.S. equities (Standard & Poor's 500 Index)                                + 8.93%        +11.97%
Small cap U.S. equities (Russell 2000 Index)                               +10.76         + 9.87
International equities (MSCI Europe, Australasia, Far East Index)          +12.17         +21.07
Fixed income (Lehman Brothers Aggregate Bond Index)                        + 3.66         + 5.54
Tax-exempt fixed income (Lehman Brothers Municipal Bond Index)             + 2.89         + 4.96
High yield bonds (Credit Suisse High Yield Index)                          + 8.62         +12.36


If the recent market movements are any guide, 2007 could be a year of enhanced market volatility. As you navigate the uncertainties of the financial markets, we encourage you to review your investment goals with your financial professional and to make portfolio changes, as needed. We thank you for trusting BlackRock with your investment assets, and we look forward to continuing to serve you in the months and years ahead.


Sincerely,


(Robert C. Doll, Jr.)
Robert C. Doll, Jr.
Fund President and Trustee



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



Disclosure of Expenses

Shareholders of this Fund may incur the following charges: (a) expenses related to transactions, including sales charges, redemption fees and exchange fees; and (b) operating expenses including advisory fees, distribution fees including 12b-1 fees, and other Fund expenses. The following example (which is based on a hypothetical investment of $1,000 invested on September 1, 2006 and held through February 28,2007) is intended to assist shareholders both in calculating expenses based on an investment in the Fund and in comparing these expenses with similar costs of investing in other mutual funds.

The first table below provides information about actual account values and actual expenses. In order to estimate the expenses a shareholder paid during the period covered by this report, shareholders can divide their account value by $1,000 and then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period."

The second table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses. In order to assist shareholders in comparing the ongoing expenses of investing in this Fund and other funds, compare the 5% hypothetical example with the 5% hypothetical examples that appear in other funds' shareholder reports.

The expenses shown in the table are intended to highlight shareholders' ongoing costs only and do not reflect any transactional expenses, such as sales charges, redemption fees or exchange fees. Therefore, the second table is useful in comparing ongoing expenses only, and will not help shareholders determine the relative total expenses of owning different funds. If these transactional expenses were included, shareholder expenses would have been higher.



                                                                                                  Expenses Paid
                                                              Beginning            Ending       During the Period*
                                                            Account Value      Account Value    September 1, 2006
                                                             September 1,       February 28,     to February 28,
                                                                 2006               2007               2007
Actual

Merrill Lynch U.S.A. Government Reserves                        $1,000           $1,021.80            $4.51

Hypothetical (5% annual return before expenses)**

Merrill Lynch U.S.A. Government Reserves                        $1,000           $1,020.34            $4.51

 * Expenses are equal to the Fund's annualized expense ratio of .90%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period shown).

** Hypothetical 5% annual return before expenses is calculated by pro-rating the number of days in the most recent fiscal half year divided by 365.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



Schedule of Investments as of February 28, 2007 (Unaudited)      (In Thousands)


Face
Amount       Issue                                                      Value

Repurchase Agreements--100.5%

  $18,000    Banc of America Securities LLC, purchased
             on 2/28/2007 to yield 5.25% to 3/07/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 5% due 10/15/2019                               $  18,000

   18,000    Citigroup Global Markets Inc., purchased
             on 2/28/2007 to yield 5.25% to 3/07/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 5% to 7.50% due 2/20/2031
             to 6/15/2035                                                18,000

   18,000    Countrywide Securities Corporation, purchased
             on 2/27/2007 to yield 5.26% to 3/06/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 6% due 7/15/2035 to 12/15/2035                     18,000

   18,000    Deutsche Bank Securities Inc., purchased
             on 2/28/2007 to yield 5.25% to 3/07/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 5.50% due 2/15/2036                                18,000

   18,000    Greenwich Capital Markets, Inc., purchased
             on 2/28/2007 to yield 5.25% to 3/07/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 4.50% to 7% due 2/15/2020
             to 1/15/2037                                                18,000


Face
Amount       Issue                                                      Value

Repurchase Agreements (concluded)

  $17,917    HSBC Securities (USA) Inc., purchased on
             2/28/2007 to yield 5.31% to 3/01/2007,
             repurchase price of $17,920, collateralized
             by GNMA, 5% to 6.50% due 12/15/2036
             to 2/15/2037                                             $  17,917

   18,000    J.P. Morgan Securities Inc., purchased on
             2/27/2007 to yield 5.23% to 3/06/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 4.50% to 11.50% due 6/15/2007
             to 8/15/2047                                                18,000

   18,000    Lehman Brothers Inc., purchased on
             2/27/2007 to yield 5.23% to 3/06/2007,
             repurchase price of $18,018, collateralized
             by GNMA, 4.50% to 11% due 8/20/2015
             to 2/20/2037                                                18,000

             Total Investments
             (Cost--$143,917*)--100.5%                                  143,917
             Liabilities in Excess of
               Other Assets--(0.5%)                                       (741)
                                                                      ---------
             Net Assets--100.0%                                       $ 143,176
                                                                      =========


  * Cost for federal income tax purposes

  o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

                                                  Net          Interest
    Affiliate                                   Activity        Income

    Merrill Lynch Government
       Securities, Inc.                            --            $16

    See Notes to Financial Statements.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007


Statement of Assets and Liabilities

As of February 28, 2007 (Unaudited)
Assets

       Investments in unaffiliated securities, at value (identified cost--$143,917,000)                           $   143,917,000
       Cash                                                                                                                 3,495
       Receivables:
           Beneficial interest sold                                                            $     2,088,712
           Interest                                                                                     28,863          2,117,575
                                                                                               ---------------
       Prepaid expenses and other assets                                                                                   49,985
                                                                                                                  ---------------
       Total assets                                                                                                   146,088,055
                                                                                                                  ---------------

Liabilities

       Payables:
           Beneficial interest redeemed                                                              2,807,954
           Investment adviser                                                                           48,024
           Other affiliates                                                                             35,720
           Distributor                                                                                  17,622          2,909,320
                                                                                               ---------------
       Other liabilities                                                                                                    2,930
                                                                                                                  ---------------
       Total liabilities                                                                                                2,912,250
                                                                                                                  ---------------

Net Assets

       Net assets                                                                                                 $   143,175,805
                                                                                                                  ===============

Net Assets Consist of

       Shares of beneficial interest, $.10 par value, unlimited number of shares authorized                       $    14,317,574
       Paid-in capital in excess of par                                                                               128,858,168
       Undistributed investment income--net                                                    $         1,204
       Accumulated realized capital losses--net                                                        (1,141)
                                                                                               ---------------
       Total accumulated earnings--net                                                                                         63
                                                                                                                  ---------------
       Net Assets--Equivalent to $1.00 per share based on 143,175,742 shares of
       beneficial interest outstanding                                                                            $   143,175,805
                                                                                                                  ===============

       See Notes to Financial Statements.



Statement of Operations

For the Six Months Ended February 28, 2007 (Unaudited)
Investment Income

       Interest (including $16,333 from affiliates) and amortization of premium and
       discount earned                                                                                            $     3,665,103

Expenses

       Investment advisory fees                                                                $       313,172
       Transfer agent fees                                                                             110,451
       Distribution fees                                                                                79,017
       Registration fees                                                                                29,456
       Professional fees                                                                                23,077
       Printing and shareholder reports                                                                 21,885
       Accounting services                                                                              21,128
       Trustees' fees and expenses                                                                      15,220
       Custodian fees                                                                                    3,134
       Pricing fees                                                                                        561
       Other                                                                                             8,193
                                                                                               ---------------
       Total expenses                                                                                                     625,294
                                                                                                                  ---------------
       Investment income--net                                                                                           3,039,809
                                                                                                                  ---------------

Realized & Unrealized Gain--Net

       Realized gain on investments--net                                                                                       63
       Change in unrealized depreciation on investments--net                                                                7,033
                                                                                                                  ---------------
       Total realized and unrealized gain--net                                                                              7,096
                                                                                                                  ---------------
       Net Increase in Net Assets Resulting from Operations                                                       $     3,046,905
                                                                                                                  ===============

       See Notes to Financial Statements.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007


Statements of Changes in Net Assets

                                                                                                 For the Six         For the
                                                                                                 Months Ended       Year Ended
                                                                                              February 28, 2007     August 31,
Increase (Decrease) in Net Assets:                                                               (Unaudited)           2006
Operations

       Investment income--net                                                                  $     3,039,809    $     4,432,420
       Realized gain--net                                                                                   63                420
       Change in unrealized depreciation--net                                                            7,033             38,760
                                                                                               ---------------    ---------------
       Net increase in net assets resulting from operations                                          3,046,905          4,471,600
                                                                                               ---------------    ---------------

Dividends & Distributions to Shareholders

       Investment income--net                                                                      (3,039,809)        (4,431,216)
       Realized gain--net                                                                                   --            (1,624)
                                                                                               ---------------    ---------------
       Net decrease in net assets resulting from dividends and distributions to shareholders       (3,039,809)        (4,432,840)
                                                                                               ---------------    ---------------

Beneficial Interest Transactions

       Net proceeds from sale of shares                                                            256,906,311        481,309,025
       Value of shares issued to shareholders in reinvestment of dividends and distributions         3,039,807          4,432,787
                                                                                               ---------------    ---------------
                                                                                                   259,946,118        485,741,812
       Cost of shares redeemed                                                                   (259,268,656)      (450,034,696)
                                                                                               ---------------    ---------------
       Net increase in net assets derived from beneficial interest transactions                        677,462         35,707,116
                                                                                               ---------------    ---------------

Net Assets

       Total increase in net assets                                                                    684,558         35,745,876
       Beginning of period                                                                         142,491,247        106,745,371
                                                                                               ---------------    ---------------
       End of period*                                                                          $   143,175,805    $   142,491,247
                                                                                               ===============    ===============
           * Undistributed investment income--net                                              $         1,204    $         1,204
                                                                                               ===============    ===============

             See Notes to Financial Statements.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007


Financial Highlights

                                              For the Six
The following per share data and ratios       Months Ended
have been derived from information         February 28, 2007                    For the Year Ended August 31,
provided in the financial statements.         (Unaudited)      2006           2005           2004           2003          2002
Per Share Operating Performance

Net asset value, beginning of period       $      1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                           -----------    -----------    -----------    -----------    -----------    -----------
Investment income--net                           .0217          .0349          .0153          .0030          .0062          .0150
Realized and unrealized gain (loss)--net         .0001          .0003        (.0001)        (.0008)        (.0004)        (.0001)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total from investment operations                 .0218          .0352          .0152          .0022          .0058          .0149
                                           -----------    -----------    -----------    -----------    -----------    -----------

Less dividends and distributions:
  Investment income--net                       (.0217)        (.0349)        (.0153)        (.0030)        (.0062)        (.0150)
  Realized gain--net                               --*            --*            --*            --*        (.0001)        (.0001)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Total dividends and distributions              (.0217)        (.0349)        (.0153)        (.0030)        (.0063)        (.0151)
                                           -----------    -----------    -----------    -----------    -----------    -----------
Net asset value, end of period             $      1.00    $      1.00    $      1.00    $      1.00    $      1.00    $      1.00
                                           ===========    ===========    ===========    ===========    ===========    ===========
Total investment return                        2.18%++          3.55%          1.54%           .30%           .63%          1.45%
                                           ===========    ===========    ===========    ===========    ===========    ===========

Ratios to Average Net Assets

Expenses                                        .90%**           .92%           .94%           .89%           .82%           .80%
                                           ===========    ===========    ===========    ===========    ===========    ===========
Investment income and realized
gain (loss)--net                               4.37%**          3.57%          1.50%           .29%           .65%          1.48%
                                           ===========    ===========    ===========    ===========    ===========    ===========

Supplemental Data

Net assets, end of period (in thousands)   $   143,176    $   142,491    $   106,745    $   133,209    $   187,648    $   244,229
                                           ===========    ===========    ===========    ===========    ===========    ===========

      * Amount is less than $(.0001) per share.

     ** Annualized.

     ++ Aggregate total investment return.

        See Notes to Financial Statements.



Notes to Financial Statements (Unaudited)


1. Significant Accounting Policies:
Merrill Lynch U.S.A. Government Reserves (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The Fund's financial statements are prepared in conformity with U.S. generally accepted accounting principles, which may require the use of management accruals and estimates. Actual results may differ from these estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to present a fair statement of the results for the interim period. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--Portfolio securities with remaining maturities of greater than sixty days, for which market quotations are readily available, are valued at market value. As securities transition from sixty-one to sixty days to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing sixty days or less from their date of acquisition are valued at amortized cost, which approximates market value. For purposes of valuation, the maturity of a variable rate security is deemed to be the next coupon date on which the interest rate is to be adjusted. Other investments for which market quotations are not available are valued at fair value as determined in good faith by or under the direction of the Board of Trustees.

(b) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



Notes to Financial Statements (continued)


(c) Security transactions and investment income--Security transactions are recorded on the dates the transactions are entered into (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income (including amortization of premium and discount) is recognized on the accrual basis.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Repurchase agreements--The Fund may invest in U.S. government securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Fund takes possession of the underlying securities, marks-to-market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and fair value of the collateral declines, liquidation of the collateral by the Fund may be delayed or limited.

(f) Dividends and distributions to shareholders--The Fund declares dividends daily and reinvests daily such dividends (net of non-resident alien tax and backup withholding tax withheld) in additional fund shares at net asset value. Dividends are declared from the total of net investment income. Distributions of net realized gain, if any, on investments are paid at least annually.

(g) Securities lending--The Fund may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. Where the Fund receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Fund typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Fund receives cash collateral, it may invest such collateral and retain the amount earned on such investment, net of any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Fund may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Fund could experience delays and costs in gaining access to the collateral. The Fund also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

(h) Recent accounting pronouncements--In July 2006, the Financial Accounting Standards Board ("FASB") issued Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes - an interpretation of FASB Statement No. 109." FIN 48 prescribes the minimum recognition threshold a tax position must meet in connection with accounting for uncertainties in income tax positions taken or expected to be taken by an entity, including mutual funds, before being measured and recognized in the financial statements. Adoption of FIN 48 is required for the last net asset value calculation in the first required financial statement reporting period for fiscal years beginning after December 15, 2006. The impact on the Fund's financial statements, if any, is currently being assessed.

In September 2006, Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"), was issued and is effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. At this time, management is evaluating the implications of FAS 157 and its impact on the Fund's financial statements, if any, has not been determined.

In addition, in February 2007, FASB issued "Statement of Financial Accounting Standards No. 159, The Fair Value Option for Financial Assets and Financial Liabilities" ("FAS 159"), which is effective for fiscal years beginning after November 15, 2007. Early adoption is permitted as of the beginning of a fiscal year that begins on or before November 15, 2007, provided the entity also elects to apply the provisions of FAS 157. FAS 159 permits entities to choose to measure many financial instruments and certain other items at fair value that are not currently required to be measured at fair value. FAS 159 also establishes presentation and disclosure requirements designed to facilitate comparisons between entities that choose different measurement attributes for similar types of assets and liabilities. At this time, management is evaluating the implications of FAS 159 and its impact on the Fund's financial statements, if any, has not been determined.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



Notes to Financial Statements (concluded)


2. Investment Advisory Agreement and Transactions with Affiliates:
On September 29, 2006, BlackRock, Inc. and Merrill Lynch & Co., Inc. ("Merrill Lynch") combined Merrill Lynch's investment management business, Merrill Lynch Investment Managers, L.P. ("MLIM"), and its affiliates, with BlackRock, Inc. to create a new independent company. Merrill Lynch has a 49.8% economic interest and a 45% voting interest in the combined company and The PNC Financial Services Group, Inc. has approximately a 34% economic and voting interest. The new company operates under the BlackRock name and is governed by a board of directors with a majority of independent members.

The Investment Advisory Agreement between the Fund and BlackRock Advisors, LLC (the "Manager"), a wholly owned subsidiary of BlackRock, Inc., became effective on September 29, 2006. Prior to September 29, 2006, MLIM was the Fund's manager. The general partner of MLIM is Princeton Services, Inc. ("PSI"), an indirect, wholly owned subsidiary of Merrill Lynch, which is the limited partner. The Fund has also entered into separate Distribution Agreements and Distribution Plans with FAM Distributors, Inc. ("FAMD") and BlackRock Distributors, Inc. ("BDI") (collectively, the "Distributor"). FAMD is a wholly owned subsidiary of Merrill Lynch Group, Inc. and BDI is an affiliate of BlackRock, Inc.

The Manager is responsible for the management of the Fund's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Fund. For such services, the Fund pays a monthly fee based upon the average daily value of the Fund's net assets at an annual rate of .45% of the average daily net assets of the Fund. In addition, the Manager has entered into a Sub-Advisory Agreement with BlackRock Institutional Management Corporation, an affiliate of the Manager, under which the Manager pays the Sub-Adviser for services it provides a monthly fee that is a percentage of the management fee paid by the Fund to the Manager.

Pursuant to the Shareholder Servicing Plan in compliance with Rule 12b-1 under the Investment Company Act of 1940, FAMD and BDI receive a distribution fee from the Fund. The fee is accrued daily and paid monthly at the annual rate of ..125% of average daily net assets of the Fund. The distribution fee is to compensate FAMD and BDI for providing, or arranging for the provision of, shareholder servicing and sales and promotional activities and services with respect to shares of the Fund. Prior to September 29, 2006, the distribution fee was paid to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), an affiliate of the Manager. For the six months ended February 28, 2007, MLPF&S, FAMD and BDI together earned $79,017 under the Shareholder Servicing Plan.

The Fund has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to MLPF&S or its affiliates. Pursuant to that order, the Fund has retained BlackRock Investment Management, LLC ("BIM"), an affiliate of the Manager, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. Prior to September 29, 2006, BIM was organized as Merrill Lynch Investment Managers, LLC ("MLIM, LLC"), an affiliate of MLIM, and MLIM, LLC was the securities lending agent. BIM may, on behalf of the Fund, invest cash collateral received by the Fund for such loans, among other things, in a private investment company managed by the Manager or in registered money market funds advised by the Manager or its affiliates.

For the six months ended February 28, 2007, the Fund reimbursed MLIM and the Manager $234 and $1,171, respectively, for certain accounting services.

Financial Data Services, Inc. ("FDS"), a wholly owned subsidiary of Merrill Lynch and an affiliate of the Manager, is the Fund's transfer agent.

Prior to September 29, 2006, certain officers and/or trustees of the Fund were officers and/or directors of MLIM, PSI, FAMD, FDS, Merrill Lynch, and/or MLIM, LLC.

Commencing September 29, 2006, certain officers and/or trustees of the Fund are officers and/or directors of BlackRock, Inc. or its affiliates.


3. Shares of Beneficial Interest:
The number of shares sold, reinvested and redeemed during the periods corresponds to the amounts included in the Statements of Changes in Net Assets with respect to net proceeds from sale of shares, value of shares reinvested and cost of shares redeemed, respectively, since shares are recorded at $1.00 per share.


4. Capital Loss Carryforward:
On August 31, 2006, the Fund had a net capital loss carryforward of $945, all of which expires in 2014. This amount will be available to offset like amounts of any future taxable gains.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



Availability of Quarterly Schedule of Investments


The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available on the SEC's Web site at http://www.sec.gov. The Fund's Forms N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


Electronic Delivery


Electronic copies of most financial reports and prospectuses are available on the Fund's Web site. Shareholders can sign up for e-mail notifications of quarterly statements, annual and semi-annual reports and prospectuses by enrolling in the Fund's electronic delivery program.

To enroll:

Shareholders Who Hold Accounts with Investment Advisers, Banks or Brokerages:

Please contact your financial advisor. Please note that not all investment advisers, banks or brokerages may offer this service.



BlackRock Privacy Principles


BlackRock is committed to maintaining the privacy of its current and former fund investors and individual clients (collectively, "Clients") and to safeguarding their nonpublic personal information. The following information is provided to help you understand what personal information BlackRock collects, how we protect that information and why in certain cases we share such information with select parties.

If you are located in a jurisdiction where specific laws, rules or regulations require BlackRock to provide you with additional or different privacy-related rights beyond what is set forth below, then BlackRock will comply with those specific laws, rules or regulations.

BlackRock obtains or verifies personal nonpublic information from and about you from different sources, including the following: (i) information we receive from you or, if applicable, your financial intermediary, on applications, forms or other documents; (ii) information about your transactions with us, our affiliates, or others; (iii) information we receive from a consumer reporting agency; and (iv) from visits to our Web sites.

BlackRock does not sell or disclose to nonaffiliated third parties any nonpublic personal information about its Clients, except as permitted by law or as is necessary to service Client accounts. These nonaffiliated third parties are required to protect the confidentiality and security of this information and to use it only for its intended purpose.

We may share information with our affiliates to service your account or to provide you with information about other BlackRock products or services that may be of interest to you. In addition, BlackRock restricts access to nonpublic personal information about its Clients to those BlackRock employees with a legitimate business need for the information. BlackRock maintains physical, electronic and procedural safeguards that are designed to protect the nonpublic personal information of its Clients, including procedures relating to the proper storage and disposal of such information.



MERRILL LYNCH U.S.A. GOVERNMENT RESERVES                      FEBRUARY 28, 2007



Item 2 -   Code of Ethics - Not Applicable to this semi-annual report

Item 3 - Audit Committee Financial Expert - Not Applicable to this semi-annual report

Item 4 - Principal Accountant Fees and Services - Not Applicable to this semi-annual report

Item 5 -   Audit Committee of Listed Registrants - Not Applicable

Item 6 -   Schedule of Investments - Not Applicable

Item 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies - Not Applicable

Item 8 - Portfolio Managers of Closed-End Management Investment Companies - Not Applicable

Item 9 - Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers - Not Applicable

Item 10 -  Submission of Matters to a Vote of Security Holders - Not Applicable

Item 11 -  Controls and Procedures

11(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

11(b) - As of September 29, 2006, with the conclusion of the combination of Merrill Lynch's asset management business with BlackRock, the registrant was migrated to BlackRock's trading and compliance monitoring systems, and various personnel changes occurred. In conjunction with these business improvements, there were no changes in the registrants internal control over financial reporting (as defined in Rule 30a-3(d) under Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal half-year of the period covered by this report that has materially affected, or is reasonably likely to affect, the registrant's internal control over financial reporting.

Item 12 -  Exhibits attached hereto

12(a)(1) - Code of Ethics - Not Applicable to this semi-annual report

12(a)(2) - Certifications - Attached hereto

12(a)(3) - Not Applicable

12(b) -    Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S.A. Government Reserves


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch U.S.A. Government Reserves


Date: April 23, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.,
       Chief Executive Officer of
       Merrill Lynch U.S.A. Government Reserves


Date: April 23, 2007


By:    /s/ Donald C. Burke
       ---------------------
       Donald C. Burke,
       Chief Financial Officer of
       Merrill Lynch U.S.A. Government Reserves


Date: April 23, 2007